Debt - Additional information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	May 22, 2026	Dec. 31, 2025	Dec. 31, 2024
Debt
Debt	$ 235,000		$ 235,000			$ 0	$ 0
Revolving credit facility
Debt
Revolving Credit Facility Borrowing Capacity					$ 1,000,000
Uncommitted Accordion Amount					$ 300,000
Debt	235,000		235,000			$ 0
Finance costs, net	$ 1,200	$ 1,100	$ 1,800	$ 1,900
Revolving credit facility | Federal Funds Effective Rate
Debt
Additional interest added to the base rate (in percent)	1.00%		1.00%
Revolving credit facility | SOFR loan | Minimum
Debt
Additional interest added to the base rate (in percent)	1.325%		1.325%
Revolving credit facility | SOFR loan | Maximum
Debt
Additional interest added to the base rate (in percent)	2.75%		2.75%